Offerings - Offering: 1	Sep. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 138,270,537.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,095.16
Offering Note	Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The proposed maximum aggregate value of the transaction is calculated based on the sum of (a) $7.2 million, which represents the estimated cash payment amount to be paid by Swarmer, Inc ("Swarmer") in connection with the completion of the transactions (the "Closing") contemplated by that certain Participatory Interests Purchase Agreement, dated September 9, 2026 (the "Purchase Agreement"), by and among Swarmer, Taras Ihorovych Ostapchuk, Mykola Oleksandrovych Paliienko, Taras Ivanovych Murashko, Denis Volodymyrovych Gorovyi, and the direct sellers party thereto from time to time pursuant to joinders to the Purchase Agreement (the "Direct Sellers"); (b) $24,041,065.65, representing (i) an estimated 1,064,942 shares of common stock, par value $0.00001 per share of Swarmer (the "Common Stock") that will be issued to the Direct Sellers in connection with the Closing multiplied by (ii) $22.575, which is the average of the high and low price per share of Common Stock as reported on the Nasdaq Stock Market on September 24, 2026; (c) up to $7.2 million payable following the Closing if certain revenue and operating income targets are achieved for the fiscal year ending December 31, 2026; and (d) $99,829,471.875, representing (i) up to 4,422,125 shares of Common Stock issuable to the Direct Sellers following the Closing, if certain revenue and operating income targets are achieved for each of the fiscal years ending December 31, 2026, 2027 and 2028, multiplied by (ii) $22.575, which is the average of the high and low price per share of Common Stock as reported on the Nasdaq Stock Market on September 24, 2026. (2) In accordance with Section 14(g) of the Exchange and Rule 0-11 of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in note (1) above by 0.0001381.